REVENUE FROM CONTRACTS WITH CUSTOMERS	6 Months Ended
Jun. 30, 2025
REVENUE FROM CONTRACTS WITH CUSTOMERS
REVENUE FROM CONTRACTS WITH CUSTOMERS

3.REVENUE FROM CONTRACTS WITH CUSTOMERS

Disaggregated Revenues

The following tables present the Group’s revenues disaggregated by the nature of the product or service:

	Six Months Ended
	June 30,
	2024	2025
Room revenues	5,741	5,249
Food and beverage revenues	656	637
Others	383	304
Leased and owned hotels revenue	6,780	6,190
Initial one-time license/franchise fee	64	78
On-going management and service/royalty fees	1,536	1,792
Central reservation system usage fees, other system maintenance and support fees	1,522	1,931
Reimbursements for hotel manager fees	817	1,029
Other fees	458	534
Manachised and franchised hotels revenues	4,397	5,364
Other revenues	249	267
Total revenues	11,426	11,821

Contract Balances

The Group’s contract assets are insignificant at December 31, 2024 and June 30, 2025.

	As of
	December 31,	June 30,
	2024	2025
Current contract liabilities	1,822	1,885
Long-term contract liabilities	1,351	1,485
Total contract liabilities	3,173	3,370

The contract liabilities balances above are classified as deferred revenue on the consolidated balance sheet, as of December 31, 2024 and June 30, 2025. The Group recognized revenues that were previously deferred as contract liabilities of RMB495 and RMB503 during the six months ended June 30, 2024 and 2025, respectively.